Loans Receivable (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Loans receivable [Line Items]
Expected credit loss		$ 11,240
Interest income of loan business		120,421
Principal of interest		119,745
Interest income		116,113	$ 167,500
Hong Kong Licensing Court [Member]
Loans receivable [Line Items]
Loans receivables		4,026,819
Loan Agreement [Member]
Loans receivable [Line Items]
Loan amount	$ 5,000,000
Interest rate	0.67%
Loans Receivable [Member]
Loans receivable [Line Items]
Expected credit loss		$ 11,242